Material Accounting Policies (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material Accounting Policies [Line Items]
Unbilled receivables balance (in New Shekels)	₪ 452	₪ 804
Bottom of Range [Member]
Material Accounting Policies [Line Items]
Revenue contractual period	3 years
Useful lifespan of the asset	1 year
Top of Range [Member]
Material Accounting Policies [Line Items]
Revenue contractual period	5 years
Useful lifespan of the asset	2 years
SaverOne System [Member]
Material Accounting Policies [Line Items]
Unbilled receivables balance (in New Shekels)	₪ 914	₪ 1,320